Note 9 - Related Party Transactions (Details) $ in Millions	Mar. 31, 2022 USD ($)
Details
Balance on commercial loan (including principal and accrued interest)	$ 1.9
Balance on loan for premium payments (including principal and accrued interest)	$ 0.5